UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1. Schedule of Investments

VCA-2

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 1.4%
Boeing Co. (The)	32,310	$ 4,054,582

Airlines — 2.5%
American Airlines Group, Inc.(a)	78,524	2,873,978
United Continental Holdings, Inc.(a)	97,351	4,344,775

		7,218,753

Auto Components — 1.3%
Lear Corp.	43,623	3,652,118

Automobiles — 2.0%
General Motors Co.	77,471	2,666,552
Tesla Motors, Inc.(a)	14,143	2,948,108

		5,614,660

Banks — 7.8%
Citigroup, Inc.	87,476	4,163,858
JPMorgan Chase & Co.	120,957	7,343,299
PNC Financial Services Group, Inc.	48,408	4,211,496
Wells Fargo & Co.	126,915	6,312,752

		22,031,405

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc.(a)	11,363	1,728,653
Biogen Idec, Inc.(a)	13,414	4,102,940
BioMarin Pharmaceutical, Inc.(a)	35,659	2,432,300
Celgene Corp.(a)	13,045	1,821,082

		10,084,975

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	29,080	4,764,758
Morgan Stanley	155,130	4,835,402

		9,600,160

Chemicals — 1.4%
Monsanto Co.	34,112	3,880,922

Communications Equipment — 1.1%
JDS Uniphase Corp.(a)	220,654	3,089,156

Consumer Finance — 1.6%
Capital One Financial Corp.	42,792	3,301,831
Santander Consumer USA Holdings, Inc.(a)	49,662	1,195,861

		4,497,692

Diversified Financial Services — 1.3%
ING US, Inc.	101,177	3,669,690

Diversified Telecommunication Services — 2.2%
CenturyLink, Inc.	105,320	3,458,709
Verizon Communitcations, Inc.	60,688	2,886,928

		6,345,637

Electronic Equipment & Instruments — 2.1%
Flextronics International Ltd.(a)	639,486	5,908,851

Energy Equipment & Services — 2.6%
Halliburton Co.	73,804	4,346,318
Schlumberger Ltd.	32,626	3,181,035

		7,527,353

Food Products — 2.7%
Bunge Ltd.	51,928	4,128,795
Mondelez International, Inc. (Class A Stock)	100,942	3,487,546

		7,616,341

Health Care Providers & Services — 4.4%
Cigna Corp.	41,461	3,471,529
Express Scripts Holding Co.(Class A Stock)(a)	70,962	5,328,537
HCA Holdings, Inc.(a)	68,148	3,577,770

		12,377,836

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.	127,539	4,828,627
Hilton Worldwide Holdings, Inc.(a)	26,557	590,628
Hyatt Hotels Corp.(a)	61,332	3,300,275
International Game Technology	189,135	2,659,238

		11,378,768

Independent Power & Renewable Electricity Producers — 1.7%
Calpine Corp.(a)	233,475	4,881,962

Industrial Conglomerates — 1.0%
Siemans AG, ADR (Germany)	20,469	2,766,385

Insurance — 2.6%
MetLife, Inc.	98,289	5,189,659
XL Group PLC (Ireland)	67,781	2,118,156

		7,307,815

Internet & Catalog Retail — 2.4%
Amazon.com, Inc.(a)	12,358	4,158,714
priceline.com, Inc.(a)	2,349	2,799,750

		6,958,464

Internet Software & Services — 4.4%
Facebook, Inc.(Class A Stock)(a)	69,642	4,195,234
Google, Inc.(Class A Stock)(a)	4,439	4,947,310
LinkedIn Corp.(a)	17,782	3,288,603

		12,431,147

IT Services—1.4%
MasterCard, Inc.(Class A Stock)	53,405	3,989,353

Life Sciences Tools & Services — 0.5%
Illumina, Inc.(a)	9,994	1,485,708

Machinery — 2.0%
Caterpillar, Inc.	14,905	1,481,110
SPX Corp.	42,284	4,156,940

		5,638,050

Media — 2.9%
Comcast Corp.(Class A Stock)	68,980	3,450,380
Liberty Global PLC (Series C) (United Kingdom)	118,856	4,838,628

		8,289,008

Metals & Mining — 1.6%
Goldcorp, Inc. (Canada)	182,493	4,467,429

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.	47,540	4,029,490
Denbury Resources, Inc.	177,143	2,905,145
EOG Resources, Inc.	16,065	3,151,471
Hess Corp.	30,474	2,525,685
Marathon Oil Corp.	42,675	1,515,816
Marathon Petroleum Corp.	23,022	2,003,835
Noble Energy, Inc.	70,926	5,038,583
Occidental Petroleum Corp.	38,038	3,624,641
Southwestern Energy Co.(a)	30,729	1,413,841
Suncor Energy, Inc. (Canada)	125,865	4,400,240

		30,608,747

Personal Products — 1.1%
Avon Products, Inc.	208,713	3,055,558

Pharmaceuticals — 8.2%
Actavis, Inc.(a)	16,689	3,435,431
Allergan, Inc.	28,468	3,532,879
Bayer AG, ADR (Germany)	25,919	3,505,804
Bristol-Myers Squibb Co.	53,273	2,767,532
Merck & Co., Inc.	67,541	3,834,303
Shire PLC, ADR (Ireland)	20,791	3,088,087
Teva Pharmaceuticals Indutries Ltd., ADR (Israel)	59,763	3,157,877

		23,321,913

Road & Rail — 3.8%
Canadian Pacific Railway Ltd. (Canada)	18,410	2,769,416
Hertz Global Holdings, Inc.(a)	169,242	4,508,607
Union Pacific Corp.	18,612	3,492,728

		10,770,751

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	210,792	4,304,373

Software — 2.0%
Microsoft Corp.	53,942	2,211,083
Salesforce.com, Inc.(a)	62,066	3,543,348

		5,754,431

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	5,959	3,198,434
EMC Corp.	108,373	2,970,504

		6,168,938

Textiles, Apparel & Luxury Goods — 3.2%
Kate Spade & Co.(a)	60,039	2,226,846
Michael Kors Holdings Ltd.(a)	34,955	3,260,253
Nike, Inc. (Class B Stock)	49,939	3,688,495

		9,175,594

TOTAL COMMON STOCKS (cost $207,240,318)		279,924,525

	Units
RIGHTS(e)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	2,436	—

TOTAL LONG-TERM INVESTMENTS (cost $207,240,318)		279,924,525

	Shares
SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,901,366)(d)	4,901,366	4,901,366

TOTAL INVESTMENTS — 100.4% (cost $212,141,684)		284,825,891
Liabilities in excess of other assets — (0.4)%		(1,204,091)

NET ASSETS — 100%		$283,621,800

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,054,582	$—	$—
Airlines	7,218,753	—	—
Auto Components	3,652,118	—	—
Automobiles	5,614,660	—	—
Banks	22,031,405	—	—
Biotechnology	10,084,975	—	—
Capital Markets	9,600,160	—	—
Chemicals	3,880,922	—	—
Communications Equipment	3,089,156	—	—
Consumer Finance	4,497,692	—	—
Diversified Financial Services	3,669,690	—	—
Diversified Telecommunication Services	6,345,637	—	—
Electronic Equipment & Instruments	5,908,851	—	—
Energy Equipment & Services	7,527,353	—	—
Food Products	7,616,341	—	—
Health Care Providers & Services	12,377,836	—	—
Hotels, Restaurants & Leisure	11,378,768	—	—
Independent Power & Renewable Electricity Producers	4,881,962	—	—
Industrial Conglomerates	2,766,385	—	—
Insurance	7,307,815	—	—
Internet & Catalog Retail	6,958,464	—	—
Internet Software & Services	12,431,147	—	—
IT Services	3,989,353	—	—
Life Sciences Tools & Services	1,485,708	—	—
Machinery	5,638,050	—	—
Media	8,289,008	—	—
Metals & Mining	4,467,429	—	—
Oil, Gas & Consumable Fuels	30,608,747	—	—
Personal Products	3,055,558	—	—
Pharmaceuticals	23,321,913	—	—
Road & Rail	10,770,751	—	—
Semiconductors & Semiconductor Equipment	4,304,373	—	—
Software	5,754,431	—	—
Technology Hardware, Storage & Peripherals	6,168,938	—	—
Textiles, Apparel & Luxury Goods	9,175,594	—	—
Rights	—	—	—
Affiliated Money Market Mutual Fund	4,901,366	—	—

Total	$284,825,891	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Rights: The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Restricted and Illiquid Securities: The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements are valued pursuant to the valuation procedures noted above.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	May 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	May 20, 2014

*	Print the name and title of each signing officer under his or her signature.